Note 21 - Loans and Borrowings (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Current liabilities
Debtor invoice financing	901	751	-	-
Lease liabilities	660	136	285	145
Shareholder loans	766	-	1,670	-
Financing agreement	-	-	2,000	-
Bank loan	-	-	-	90
	2,327	887	3,955	235

Non-current liabilities
Lease liabilities	1,117	138	293	95
Shareholder loan	18,242	18,242	18,092	18,992
Bank loan	-	-	-	933
Total	19,359	18,380	18,385	20,020

Total	21,686	19,267	18,385	20,255

Disclosure of detailed information about the maturity of borrowings [text block]	<table style="margin-right: 10%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; margin-left: 36pt; min-; min-width: 700px;" cellspacing="0" cellpadding="0" border="0"> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-top: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0);"> </td> <td colspan="14" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0);"> Minimum lease payments </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0);"> </td> <td colspan="14" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0);"> Present value of minimum lease payments </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> As at  </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="10" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> As at March 31 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> As at  </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="10" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> As at March 31 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="border-bottom: 1px solid rgb(0, 0, 0); width: 20%; border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> (US dollars in thousands) </td> <td style="border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="border-bottom: 1px solid rgb(0, 0, 0); text-align: right;"> June 30 2019 </td> <td style="border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2019 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2017 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="border-bottom: 1px solid rgb(0, 0, 0); text-align: right;"> June 30 2019 </td> <td style="border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2019 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);">   2017 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Amounts payable under finance leases: </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Less than one year </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 692 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 147 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 291 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 165 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 660 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 136 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 285 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 145 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Later than one year but not more than five </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 1,299 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 143 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 327 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 107 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 1,117 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 138 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 293 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 95 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 1,991 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 290 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 618 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 272 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 1,777 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 274 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 578 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 240 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Future finance charges </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (214 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (16 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (40 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (32 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> - </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> - </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> - </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> - </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Total obligations under finance lease </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 1,777 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 274 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 578 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 240 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 1,777 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 274 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 578 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 7%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 240 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> </table>